SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Total assets:
Total Assets	¥ 494,224,441	$ 71,644,380	¥ 490,242,084
Automation product and software
Total assets:
Total Assets	162,825,397	23,603,699	147,377,607
Equipment, accessories and others
Total assets:
Total Assets	158,662,332	23,000,208	149,876,933
Oilfield environmental protection
Total assets:
Total Assets	96,259,885	13,954,146	107,755,500
Platform Outsourcing Services
Total assets:
Total Assets	¥ 76,476,827	$ 11,086,327	¥ 85,232,044